Critical accounting estimates and judgments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Critical accounting estimates and judgments
Amount of tax losses carried forward	$ 343,995	$ 240,008
Amount of deferred tax assets was recognised for the tax losses carried forward	$ 61,163,000	$ 45,765